CONSOLDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	£ (5,460)	£ (22,189)	£ (10,085)
Adjustments for:
Depreciation of property, plant and equipment	213	1,089	979
Depreciation of right of use asset	190	118	303
Amortisation of intangible fixed assets		10	3
Profit on disposal of fixed assets	(39)	(226)
Impairment of intangible assets		12,369
Finance income	(936)	(1)	(492)
Finance expense	44	431	97
Share-based payment charge/(credit)	89	(404)	(34)
Taxation	(646)	(1,281)	(1,785)
Loss from discontinued operations, net of tax			947
Foreign exchange (gains)/losses	(3)	387	(140)
Cash flows from operating activities before changes in working capital	(6,548)	(9,697)	(10,207)
Decrease in trade and other receivables	(487)	493	725
(Decrease)/Increase in trade and other payables	(130)	(2,004)	1,141
Decrease in provisions		(47)	(68)
Cash used in operations	(7,165)	(11,255)	(8,409)
Taxes received	1,157	1,954	1,920
Net cash used in operating activities	(6,008)	(9,301)	(6,489)
Investing activities
Purchases of property, plant and equipment	(320)	(209)	(310)
Proceeds from disposal of fixed assets	42	143
Purchase of intangibles			(9)
Long term deposit for guarantee for Government loan		2,639	(2,549)
Deposit paid in connection with disposed subsidiary			(947)
Interest received		1	8
Net cash used in investing activities	(278)	2,574	(3,807)
Financing activities
Interest paid	(15)	(34)	(30)
Receipts from sub-lessee on onerous lease		45	107
Amounts paid on lease liabilities	(112)	(258)	(450)
Repayment of Government grants on closure of Spanish operation		(229)
Repayment of borrowings			(577)
(Repayment)/Proceeds from Government loan	(103)	(6,182)	4,436
Proceeds from Government subsidy			1,139
Share issues including warrants, net of costs	9,035	9,742	14,108
Net cash used in financing activities	8,805	3,084	18,733
Net increase/(decrease) in cash and cash equivalents	2,519	(3,643)	8,437
Cash and cash equivalents at beginning of period	7,546	10,928	2,343
Exchange (losses)/gains on cash and cash equivalents	(8)	261	148
Cash and cash equivalents at end of period	£ 10,057	£ 7,546	£ 10,928